Income Tax - Schedule of Income Tax (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax [Abstract]
Loss before income tax	R$ (7,373)	R$ (53,054)
Income tax recorded in the income for the period	(6,671)	(4,423)
Current tax	(8,057)	(7,642)
Deferred tax	R$ 1,386	R$ 3,219
Effective tax rate	90.48%	8.34%